Income Taxes - Additional Information (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of income taxes [Line Items]
Statutory income tax rate	[1]	30.20%	30.20%	30.20%
Deferred tax assets recognized by entities that have suffered a loss in either the preceding or current period		¥ 637	¥ 629
Aggregate amounts of temporary differences relating to investments in subsidiaries and interests in joint ventures for which deferred tax liabilities are not recognized		¥ 8,127,532	¥ 8,112,152
Japan [member]
Disclosure of income taxes [Line Items]
Statutory income tax rate		30.20%
Deferred tax expense (income) relating to origination and reversal of temporary differences				¥ 96,195
Foreign [member] | Subsidiaries and Joint Ventures [member]
Disclosure of income taxes [Line Items]
Minimum tax rate		15.00%

[1]	On March 31, 2025, the National Diet of Japan approved amendments to existing income tax laws. Upon the change in the laws, the statutory income tax rate in Japan for fiscal years beginning on and after April 1, 2026 was changed to approximately 31%.